Employee Benefit Plans (AOCI ) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	CAD (330)	CAD (353)
Past service (gains)	(3)	(4)
Regulatory Assets	309	0
Accumulated Other Comprehensive Income (Loss), before Tax, Total	636	349
Deferred Tax Assets, Defined Benefit Plan	(16)	(19)
Net amount in AOCI after tax adjustment	620	330
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(15)	(15)
Past service (gains)	(19)	(27)
Regulatory Assets	48	0
Accumulated Other Comprehensive Income (Loss), before Tax, Total	44	(12)
Deferred Tax Assets, Defined Benefit Plan	1	3
Net amount in AOCI after tax adjustment	CAD 45	CAD (9)